Debt and Other Obligations - Schedule of Debt Arrangements (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018
Current
Other short-term debt and obligations	$ 47,938	$ 34,343
Current portion of long term debt and other financial liabilities	54,565	41,020
Non-current
Other long-term debt and obligations	0	0
Long-term debt, net	635,264	643,748
Total	689,829	684,768
Term Loan Facility | Term Loan
Current
Term loan	8,063	8,149
Deferred debt issuance costs - term loan	(1,436)	(1,472)
Non-current
Term loan	641,076	650,014
Deferred debt issuance costs - term loan	$ (5,812)	$ (6,266)